SHAREHOLDERS' EQUITY (Composition of Shares Capital) (Details) - shares	Dec. 31, 2018	Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Share capital, Authorized	500,000,000	500,000,000
Share capital, Issued and outstanding	49,269,626	46,453,583